Segment Reporting Segment Reporting (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Statement [Line Items]
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated
Following is a reconciliation of Ferrellgas, L.P.'s total segment performance measure to condensed consolidated net loss:

	Three months ended October 31,
	2015	2014
Net loss	$(76,536)	$(29,137)
Income tax benefit	(844)	(511)
Interest expense	29,758	19,878
Depreciation and amortization expense	36,979	23,309
EBITDA	(10,643)	13,539
Non-cash employee stock ownership plan compensation charge	5,256	4,374
Non-cash stock-based compensation charge	8,122	16,112
Goodwill impairment	29,316	—
Loss on disposal of assets and other	14,917	961
Other expense, net	122	449
Change in fair value of contingent consideration	(100)	(1,800)
Severance costs	856	—
Litigation accrual and related legal fees associated with a class action lawsuit	—	723
Unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments	1,038	—
Acquisition and transition expenses	15	—
Adjusted EBITDA	$48,899	$34,358

Following is a reconciliation of Ferrellgas, L.P.'s total segment performance measure to condensed consolidated net earnings:

	Three months ended January 31,		Six months ended January 31,
	2016	2015	2016	2015
Net earnings (loss)	$62,187	$90,409	$(14,349)	$61,272
Income tax expense	1,025	1,037	181	526
Interest expense	30,701	20,341	60,459	40,219
Depreciation and amortization expense	37,367	23,943	74,346	47,252
EBITDA	131,280	135,730	120,637	149,269
Non-cash employee stock ownership plan compensation charge	3,141	3,788	8,397	8,162
Non-cash stock-based compensation charge	(2,456)	318	5,666	16,430
Goodwill impairment	—	—	29,316	—
Loss on disposal of assets and other	2,524	1,414	17,441	2,375
Other expense, net	298	178	420	627
Change in fair value of contingent consideration	—	(4,500)	(100)	(6,300)
Severance costs	—	—	856	—
Litigation accrual and related legal fees associated with a class action lawsuit	—	—	—	723
Unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments	3,870	—	4,908	—
Acquisition and transition expenses	70	—	85	—
Adjusted EBITDA	$138,727	$136,928	$187,626	$171,286

Following is a reconciliation of Ferrellgas, L.P.'s total segment performance measure to consolidated net earnings:

	Year Ended July 31,
	2015	2014

Net earnings	$46,427	$49,907
Income tax expense (benefit)	(384)	2,471
Interest expense	84,227	70,332
Depreciation and amortization expense	98,579	84,202
EBITDA	228,849	206,912
Loss on extinguishment of debt	—	21,202
Non-cash employee stock ownership plan compensation charge	24,713	21,789
Non-cash stock and unit-based compensation charge	25,982	24,508
Loss on disposal of assets	7,099	6,486
Other expense, net	354	479
Change in fair value of contingent consideration	(6,300)	5,000
Litigation accrual and related legal fees associated with a class action lawsuit	806	1,749
Acquisition and transition expenses	16,373	—
Unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments	2,412	—
Adjusted EBITDA	$300,288	$288,125

Reconciliation of Assets from Segment to Consolidated
Following are total assets by segment:

Assets	October 31, 2015	July 31, 2015
Propane and related equipment sales	$1,287,582	$1,291,737
Midstream operations - crude oil logistics	879,286	917,325
Midstream operations - water logistics	178,236	205,358
Corporate and unallocated	39,310	45,542
Total consolidated assets	$2,384,414	$2,459,962

Following are total assets by segment:

Assets	January 31, 2016	July 31, 2015
Propane and related equipment sales	$1,353,923	$1,291,737
Midstream operations - crude oil logistics	907,932	917,325
Midstream operations - water logistics	176,869	205,358
Corporate and unallocated	40,951	45,542
Total consolidated assets	$2,479,675	$2,459,962

Following are total assets by segment:

	July 31,	July 31,
	2015	2014

Assets
Propane and related equipment sales	$1,291,737	$1,400,603
Midstream operations - crude oil logistics	917,325	—
Midstream operations - water solutions	205,358	136,116
Corporate and unallocated	45,542	33,114
Total consolidated assets	$2,459,962	$1,569,833

Profit Measure [Member]
Statement [Line Items]
Schedule of Segment Reporting Information, by Segment
Following is a summary of segment information for the three months ended October 31, 2015 and 2014.

	Three months ended October 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Segment revenues	$277,476	$189,373	$4,297	$—	$471,146
Direct costs (1)	241,877	164,570	4,776	11,024	422,247
Adjusted EBITDA	$35,599	$24,803	$(479)	$(11,024)	$48,899

	Three months ended October 31, 2014
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Segment revenues	$435,439	$—	$7,916	$—	$443,355
Direct costs (1)	393,808	—	4,733	10,456	408,997
Adjusted EBITDA	$41,631	$—	$3,183	$(10,456)	$34,358

(1) Direct costs are comprised of "cost of sales-propane and other gas liquids sales", "cost of products sold-midstream operations", "cost of products sold-other", "operating expense", "general and administrative expense", and "equipment lease expense" less "non-cash stock-based compensation charge", "change in fair value of contingent consideration", "severance charge", "litigation accrual and related legal fees associated with a class action lawsuit", "unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments" and "acquisition and transition expenses".

Following is a summary of segment information for the three and six months ended January 31, 2016 and 2015.

	Three months ended January 31, 2016
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Segment revenues	$460,905	$183,793	$4,540	$—	$649,238
Direct costs (1)	338,795	155,072	5,461	11,183	510,511
Adjusted EBITDA	$122,110	$28,721	$(921)	$(11,183)	$138,727

	Three months ended January 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Segment revenues	$658,820	$—	$7,153	$—	$665,973
Direct costs (1)	513,006	—	5,137	10,902	529,045
Adjusted EBITDA	$145,814	$—	$2,016	$(10,902)	$136,928

	Six months ended January 31, 2016
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Segment revenues	$738,381	$373,166	$8,837	$—	$1,120,384
Direct costs (1)	580,672	319,642	10,237	22,207	932,758
Adjusted EBITDA	$157,709	$53,524	$(1,400)	$(22,207)	$187,626

	Six months ended January 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Segment revenues	$1,094,259	$—	$15,069	$—	$1,109,328
Direct costs (1)	906,814	—	9,870	21,358	938,042
Adjusted EBITDA	$187,445	$—	$5,199	$(21,358)	$171,286

(1) Direct costs are comprised of "cost of sales-propane and other gas liquids sales", "cost of products sold-midstream operations", "cost of products sold-other", "operating expense", "general and administrative expense", and "equipment lease expense" less "non-cash stock-based compensation charge", "change in fair value of contingent consideration", "severance charge", "litigation accrual and related legal fees associated with a class action lawsuit", "unrealized (non-cash) loss on changes in fair value of derivatives not designated as hedging instruments" and "acquisition and transition expenses".

Following is a summary of segment information for the years ended July 31, 2015 and 2014.

	Year Ended July 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total

Segment revenues	$1,917,201	$81,512	$25,677	$—	$2,024,390
Direct costs (1)	1,591,300	72,929	20,141	39,732	1,724,102
Adjusted EBITDA	$325,901	$8,583	$5,536	$(39,732)	$300,288

	Year Ended July 31, 2014
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total

Segment revenues	$2,398,425	$—	$7,435	$—	$2,405,860
Direct costs (1)	2,067,156	—	3,997	46,582	2,117,735
Adjusted EBITDA	$331,269	$—	$3,438	$(46,582)	$288,125

Capital Expenditures [Member]
Statement [Line Items]
Schedule of Segment Reporting Information, by Segment
Following are capital expenditures by segment:

	Three months ended October 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Capital expenditures:
Maintenance	$5,898	$—	$139	$145	$6,182
Growth	8,615	3,303	6,401	—	18,319
Total	$14,513	$3,303	$6,540	$145	$24,501

	Three months ended October 31, 2014
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Capital expenditures:
Maintenance	$4,576	$—	$176	$304	$5,056
Growth	11,069	—	857	—	11,926
Total	$15,645	$—	$1,033	$304	$16,982

Following are capital expenditures by segment:

	Six months ended January 31, 2016
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Capital expenditures:
Maintenance	$8,588	$—	$195	$516	$9,299
Growth	16,035	26,638	8,478	—	51,151
Total	$24,623	$26,638	$8,673	$516	$60,450

	Six months ended January 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water Solutions	Corporate and other	Total
Capital expenditures:
Maintenance	$8,873	$—	$350	$676	$9,899
Growth	14,324	—	2,910	—	17,234
Total	$23,197	$—	$3,260	$676	$27,133

Following are capital expenditures by segment (unaudited):

	Year Ended July 31, 2015
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water solutions	Corporate and other	Total

Capital expenditures:
Maintenance	$16,020	$—	$1,072	$2,357	$19,449
Growth	36,958	64	13,366	—	50,388
Total	$52,978	$64	$14,438	$2,357	$69,837

	Year Ended July 31, 2014
	Propane and related equipment sales	Midstream operations - Crude oil logistics	Midstream operations - Water solutions	Corporate & other	Total

Capital expenditures:
Maintenance	$14,682	$—	$181	$3,275	$18,138
Growth	30,501	—	1,715	627	32,843
Total	$45,183	$—	$1,896	$3,902	$50,981